Taxation - Tax rate (Details)		3 Months Ended			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Main rate of UK corporation tax					19.00%	19.00%
Change in tax rate announced
Disclosure of non-adjusting events after reporting period [line items]
Main rate of UK corporation tax	25.00%	19.00%	19.00%	19.00%